GuideMark Small/Mid Cap Core Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Aerospace & Defense - 1.7%
AeroVironment, Inc. (a)	47	$11,369
Astronics Corp. (a)	1,124	60,966
ATI, Inc. (a)	1,387	159,172
BWX Technologies, Inc.	788	136,198
Byrna Technologies, Inc. (a)	1,776	29,819
Carpenter Technology Corp.	601	189,219
Curtiss-Wright Corp.	527	290,519
Ducommun, Inc. (a)	370	35,198
Huntington Ingalls Industries, Inc.	420	142,830
Kratos Defense & Security Solutions, Inc. (a)	1,077	81,755
Moog, Inc. - Class A	131	31,905
Rocket Lab Corp. (a)(b)	2,849	198,746
Textron, Inc.	1,583	137,990
Woodward Governor Co.	562	169,904
		1,675,590

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,594	256,251
GXO Logistics, Inc. (a)	728	38,322
Radiant Logistics, Inc. (a)	13,978	88,481
		383,054

Automobile Components - 0.9%
BorgWarner, Inc.	3,651	164,514
Cooper-Standard Holdings, Inc. (a)	573	18,812
Dorman Products, Inc. (a)	550	67,754
Garrett Motion, Inc.	5,156	89,869
Gentex Corp.	1,210	28,157
LCI Industries	609	73,896
Lear Corp.	404	46,298
Motorcar Parts of America, Inc. (a)	3,328	41,067
Patrick Industries, Inc.	938	101,707
Phinia, Inc.	804	50,403
Solid Power, Inc. (a)	9,916	42,143
Strattec Security Corp. (a)	885	67,384
Visteon Corp.	327	31,098
XPEL, Inc. (a)	1,380	68,876
		891,978

Automobiles - 0.3%
Rivian Automotive, Inc. - Class A (a)	8,038	158,429
Thor Industries, Inc.	828	85,011
		243,440

Banks - 8.3%
1st Source Corp.	317	19,809
Amalgamated Financial Corp.	416	13,324
Ameris Bancorp	1,321	98,111
Ames National Corp.	822	18,873
Associated Banc-Corp.	1,061	27,331
Axos Financial, Inc. (a)	1,426	122,864
Banc of California, Inc.	990	19,097
BancFirst Corp.	257	27,247
Bancorp, Inc. (a)	1,876	126,668
Bank First Corp.	241	29,359
Bank of Hawaii Corp.	564	38,561
Bank of NT Butterfield & Son Ltd.	2,475	123,305
Bank OZK	2,458	113,117
Bank7 Corp.	1,291	52,905
BankUnited, Inc.	1,586	70,688
Bankwell Financial Group, Inc.	814	37,297
Banner Corp.	233	14,600
BOK Financial Corp.	321	38,026
Bridgewater Bancshares, Inc. (a)	2,501	43,843
Burke & Herbert Financial Services Corp.	198	12,337
Business First Bancshares, Inc.	784	20,494
C&F Financial Corp.	595	43,191
Cadence Bank	2,783	119,224
California BanCorp	1,000	18,670
Capital Bancorp, Inc.	1,541	43,410
Capital City Bank Group, Inc.	857	36,482
Cathay General Bancorp	1,534	74,230
Central Pacific Financial Corp.	1,047	32,625
CF Bankshares, Inc.	810	20,210
Citizens Community Bancorp, Inc.	528	9,409
Citizens Financial Services, Inc.	461	26,286
City Holding Co.	263	31,350
Civista Bancshares, Inc.	2,271	50,462
Coastal Financial Corp. (a)	287	32,887
Colony Bankcorp, Inc.	641	11,423
Columbia Banking System, Inc.	3,489	97,518
Comerica, Inc.	2,531	220,020
Commerce Bancshares, Inc. (b)	1,572	82,294
Community Financial System, Inc.	179	10,282
Community Trust Bancorp, Inc.	422	23,843
Cullen Frost Bankers, Inc.	1,032	130,682
Customers Bancorp, Inc. (a)	1,261	92,204
CVB Financial Corp.	552	10,267
East West Bancorp, Inc.	2,696	303,003
ECB Bancorp, Inc. (a)	1,266	22,016
Enterprise Financial Services Corp.	960	51,840
Esquire Financial Holdings, Inc.	600	61,242
Farmers National Banc Corp.	1,408	18,755
First BanCorp	4,691	97,244
First Bank	2,404	39,570
First Business Financial Services, Inc.	1,148	62,336
First Capital, Inc.	467	27,646
First Community Corp.	1,311	38,871
First Financial Bancorp	1,133	28,348
First Financial Bankshares, Inc.	738	22,044
First Financial Corp.	1,249	75,465
First Hawaiian, Inc.	1,694	42,858
First Horizon Corp.	8,658	206,926
First Interstate BancSystem, Inc. - Class A	675	23,355
First Merchants Corp.	836	31,333
First Savings Financial Group, Inc.	1,459	46,484
First United Corp.	1,151	43,093
Five Star Bancorp	679	24,295
FNB Corp.	5,200	88,920
Franklin Financial Services Corp.	766	38,453
FS Bancorp, Inc.	603	24,826
Fulton Financial Corp.	2,906	56,173
GBank Financial Holdings, Inc. (a)	580	19,656
Glacier Bancorp, Inc.	247	10,880
Hancock Whitney Corp.	1,806	115,006
Hanmi Financial Corp.	2,531	68,413
Hawthorn Bancshares, Inc.	1,505	52,494
HBT Financial, Inc.	1,496	38,672
Home Bancorp, Inc.	1,058	61,152
Home BancShares, Inc.	2,263	62,866
HomeTrust Bancshares, Inc.	965	41,437
Independent Bank Corp.	1,207	39,264
Independent Bank Corp.	356	26,016
International Bancshares Corp.	1,283	85,243
Investar Holding Corp.	1,211	32,358
Landmark Bancorp, Inc.	1,352	35,419
Mercantile Bank Corp.	1,080	51,948
Meridian Corp.	2,958	52,002
Metrocity Bankshares, Inc.	341	9,050
Metropolitan Bank Holding Corp.	906	69,182
Mid Penn Bancorp, Inc.	300	9,306
MVB Financial Corp.	692	17,874
NB Bancorp, Inc.	551	10,921
Nicolet Bankshares, Inc.	392	47,550
Northeast Bank	543	56,434
Northeast Community Bancorp, Inc.	912	20,620
Northrim BanCorp, Inc.	2,832	75,360
Oak Valley Bancorp	1,214	36,493
OFG Bancorp	1,752	71,797
Ohio Valley Banc Corp.	641	25,627
Old National Bancorp	3,817	85,157
Old Second Bancorp, Inc.	2,040	39,780
OP Bancorp	2,122	29,963
Parke Bancorp, Inc.	1,524	38,161
Pathward Financial, Inc.	1,145	81,295
PCB Bancorp	1,646	35,636
Peoples Bancorp of North Carolina, Inc.	636	23,023
Peoples Bancorp, Inc.	563	16,907
Pinnacle Financial Partners, Inc.	909	86,728
Plumas Bancorp	627	28,021
Ponce Financial Group, Inc. (a)	2,180	35,643
Popular, Inc.	1,516	188,772
Preferred Bank	865	81,682
Prosperity Bancshares, Inc.	511	35,315
Provident Financial Services, Inc.	2,225	43,944
QCR Holdings, Inc.	345	28,739
Red River Bancshares, Inc.	724	51,715
Renasant Corp.	261	9,192
Republic Bancorp, Inc. - Class A	418	28,838
Rhinebeck Bancorp, Inc. (a)	831	9,989
S&T Bancorp, Inc.	253	9,956
SB Financial Group, Inc.	586	13,050
ServisFirst Bancshares, Inc.	704	50,540
Shore Bancshares, Inc.	2,615	46,233
Sierra Bancorp	744	24,314
SmartFinancial, Inc.	574	21,232
South Plains Financial, Inc.	1,462	56,726
Southern Missouri Bancorp, Inc.	255	15,076
Southstate Bank Corp.	717	67,477
SR Bancorp, Inc.	2,338	36,800
Stellar Bancorp, Inc.	1,011	31,280
Stock Yards Bancorp, Inc.	445	28,903
Synovus Financial Corp.	2,840	142,142
Texas Capital Bancshares, Inc. (a)	412	37,302
Third Coast Bancshares, Inc. (a)	1,927	73,245
Timberland Bancorp, Inc.	610	21,838
Tompkins Financial Corp.	320	23,206
TowneBank	274	9,143
Trustmark Corp.	975	37,976
UMB Financial Corp.	958	110,208
Union Bankshares, Inc.	468	11,106
United Bankshares, Inc.	625	24,000
United Community Banks, Inc.	1,000	31,220
United Security Bancshares	946	9,526
Unity Bancorp, Inc.	1,067	55,185
Univest Financial Corp.	1,503	49,208
USCB Financial Holdings, Inc.	674	12,415
Valley National Bancorp	7,863	91,840
Virginia National Bankshares Corp.	307	12,234
WaFd, Inc.	592	18,962
Webster Financial Corp.	2,622	165,029
West BanCorp, Inc.	972	21,569
Westamerica BanCorp	463	22,145
Western Alliance Bancorp	2,172	182,600
Wintrust Financial Corp.	1,301	181,906
WSFS Financial Corp.	807	44,579
Zions Bancorp NA	3,125	182,937
		7,954,569

Beverages - 0.4%
Boston Beer Co., Inc. - Class A (a)	225	43,904
Celsius Holdings, Inc. (a)	1,442	65,957
Coca-Cola Consolidated, Inc.	1,380	211,554
National Beverage Corp. (a)	385	12,278
Vita Coco Co., Inc. (a)	549	29,102
		362,795

Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (a)	5,925	158,257
ADMA Biologics, Inc. (a)	4,132	75,368
Aduro Biotech, Inc. (a)(c)	1,181	0
Akebia Therapeutics, Inc. (a)	51,293	82,582
Alkermes PLC (a)	6,361	177,981
Amicus Therapeutics, Inc. (a)	2,030	28,907
Apellis Pharmaceuticals, Inc. (a)	780	19,594
Arcutis Biotherapeutics, Inc. (a)(b)	3,629	105,386
Arrowhead Pharmaceuticals, Inc. (a)	333	22,108
Avita Medical, Inc. (a)(b)	3,308	11,413
BioCryst Pharmaceuticals, Inc. (a)(b)	7,903	61,643
Bridgebio Pharma, Inc. (a)	389	29,755
CareDx, Inc. (a)	5,195	97,874
Catalyst Pharmaceuticals, Inc. (a)	6,772	158,058
Emergent BioSolutions, Inc. (a)	8,562	105,826
Exact Sciences Corp. (a)	2,363	239,986
Exelixis, Inc. (a)	7,808	342,225
Fennec Pharmaceuticals, Inc. (a)	10,676	82,205
Gyre Therapeutics, Inc. (a)	4,964	35,046
Halozyme Therapeutics, Inc. (a)	2,180	146,714
Insmed, Inc. (a)	1,405	244,526
Ionis Pharmaceuticals, Inc. (a)	253	20,015
Ironwood Pharmaceuticals, Inc. (a)	10,726	36,147
Krystal Biotech, Inc. (a)	187	46,103
Madrigal Pharmaceuticals, Inc. (a)	36	20,964
MiMedx Group, Inc. (a)	11,167	75,600
Mirum Pharmaceuticals, Inc. (a)	1,115	88,074
Myriad Genetics, Inc. (a)	2,804	17,245
Neurocrine Biosciences, Inc. (a)	840	119,137
Organogenesis Holdings, Inc. (a)	25,930	134,317
Protalix BioTherapeutics, Inc. (a)	33,278	59,900
PTC Therapeutics, Inc. (a)	2,979	226,285
Puma Biotechnology, Inc. (a)	45,716	272,010
Revolution Medicines, Inc. (a)	266	21,187
Rhythm Pharmaceuticals, Inc. (a)	774	82,849
Rigel Pharmaceuticals, Inc. (a)	3,402	145,708
Sarepta Therapeutics, Inc. (a)	922	19,841
TG Therapeutics, Inc. (a)	3,149	93,872
Travere Therapeutics, Inc. (a)	2,905	111,000
TriSalus Life Sciences, Inc. (a)	2,670	18,636
United Therapeutics Corp. (a)	796	387,851
UroGen Pharma Ltd. (a)	2,011	47,098
Vanda Pharmaceuticals, Inc. (a)	2,857	25,199
Vericel Corp. (a)	830	29,888
		4,324,380

Broadline Retail - 0.7%
Dillard's, Inc. - Class A	251	152,191
Etsy, Inc. (a)	1,967	109,050
Groupon, Inc. (a)	3,002	52,865
Kohl's Corp.	4,209	85,906
Macy's, Inc.	8,593	189,476
Ollie's Bargain Outlet Holdings, Inc. (a)	577	63,245
Savers Value Village, Inc. (a)	5,005	46,747
		699,480

Building Products - 1.5%
A O Smith Corp.	1,489	99,584
AAON, Inc. (b)	433	33,016
Advanced Drainage Systems, Inc.	820	118,761
Allegion PLC	1,246	198,388
Apogee Enterprises, Inc.	267	9,722
Armstrong World Industries, Inc.	694	132,623
AZZ, Inc.	691	74,061
CSW Industrials, Inc.	31	9,099
Fortune Brands Innovations, Inc.	1,261	63,075
Gibraltar Industries, Inc. (a)	261	12,904
Griffon Corp.	1,458	107,382
Hayward Holdings, Inc. (a)	1,004	15,512
Janus International Group, Inc. (a)	3,673	24,021
Modine Manufacturing Co. (a)	966	128,971
Owens Corning, Inc.	1,106	123,773
Resideo Technologies, Inc. (a)	3,162	111,050
Simpson Manufacturing Co., Inc.	422	68,140
Trex Co., Inc. (a)	280	9,822
UFP Industries, Inc.	737	67,104
Zurn Elkay Water Solutions Corp.	1,583	73,594
		1,480,602

Capital Markets - 3.5%
Acadian Asset Management, Inc.	1,801	84,647
Affiliated Managers Group, Inc.	818	235,813
Artisan Partners Asset Management, Inc. - Class A	2,088	85,065
BGC Group, Inc. - Class A	4,144	37,006
Carlyle Group, Inc.	3,430	202,747
Cohen & Steers, Inc.	156	9,794
Diamond Hill Investment Group, Inc.	320	54,240
Donnelley Financial Solutions, Inc. (a)(b)	961	44,869
Evercore, Inc. - Class A	756	257,229
FactSet Research Systems, Inc.	419	121,590
Franklin Resources, Inc.	1,224	29,241
Hamilton Lane, Inc. - Class A	618	83,004
Houlihan Lokey, Inc.	935	162,868
Invesco Ltd.	6,065	159,327
Janus Henderson Group PLC	2,566	122,065
Jefferies Financial Group, Inc.	2,202	136,458
Lazard, Inc.	1,935	93,964
Marex Group PLC	2,618	100,426
MarketAxess Holdings, Inc.	229	41,506
Moelis & Co. - Class A	861	59,185
Morningstar, Inc.	107	23,252
Patria Investments Ltd. - Class A	1,266	20,117
Piper Sandler Cos.	282	95,798
PJT Partners, Inc. - Class A	727	121,554
SEI Investments Co.	1,899	155,756
Siebert Financial Corp. (a)	10,447	36,669
StepStone Group, Inc. - Class A	338	21,689
Stifel Financial Corp.	2,017	252,569
StoneX Group, Inc. (a)	2,023	192,448
TPG, Inc.	325	20,748
Victory Capital Holdings, Inc. - Class A	700	44,163
Virtu Financial, Inc. - Class A	3,559	118,586
Virtus Investment Partners, Inc.	234	38,177
WisdomTree, Inc. (b)	3,725	45,408
XP, Inc. - Class A	4,794	78,478
		3,386,456

Chemicals - 0.7%
Albemarle Corp.	248	35,077
Ascent Industries Co. (a)	1,538	24,900
Axalta Coating Systems, Ltd. (a)	902	29,144
Core Molding Technologies, Inc. (a)	1,912	38,336
Element Solutions, Inc.	1,171	29,263
Hawkins, Inc.	454	64,495
Ingevity Corp. (a)	704	41,663
Mativ Holdings, Inc.	1,570	19,075
Mosaic Co.	2,217	53,408
NewMarket Corp.	140	96,216
Perimeter Solutions, Inc. (a)	1,160	31,935
RPM International, Inc.	1,619	168,376
Scotts Miracle-Gro Co.	294	17,155
Sensient Technologies Corp.	292	27,433
		676,476

Commercial Services & Supplies - 0.9%
Brink's Co.	215	25,097
Cimpress PLC (a)	1,217	81,040
Clean Harbors, Inc. (a)	426	99,889
Deluxe Corp.	3,560	79,495
Healthcare Services Group, Inc. (a)	2,836	54,224
HNI Corp.	2,077	87,334
Interface, Inc.	3,735	104,281
Liquidity Services, Inc. (a)	677	20,520
MillerKnoll, Inc.	2,068	37,803
Mobile Infrastructure Corp. (a)	3,407	8,688
Montrose Environmental Group, Inc. (a)	1,638	40,672
MSA Safety, Inc.	291	46,601
OPENLANE, Inc. (a)	962	28,648
Pitney Bowes, Inc.	6,604	69,804
Quad/Graphics, Inc.	10,481	65,716
UniFirst Corp.	156	30,092
Virco Mfg. Corp.	1,488	9,508
		889,412

Communications Equipment - 1.9%
ADTRAN Holdings, Inc. (a)	9,433	81,973
Aviat Networks, Inc. (a)	940	20,097
BK Technologies Corp. (a)	1,199	89,433
Calix, Inc. (a)	2,172	114,964
Ciena Corp. (a)	2,165	506,329
CommScope Holding Co., Inc. (a)	5,114	92,717
Digi International, Inc. (a)	1,572	68,052
Extreme Networks, Inc. (a)	6,120	101,898
F5, Inc. (a)	963	245,815
Harmonic, Inc. (a)	4,953	48,985
Inseego Corp. (a)	3,108	31,919
Lumentum Holdings, Inc. (a)	454	167,340
NETGEAR, Inc. (a)	1,552	38,071
NetScout Systems, Inc. (a)	2,537	68,651
Ribbon Communications, Inc. (a)	20,106	57,905
ViaSat, Inc. (a)	1,464	50,449
Viavi Solutions, Inc. (a)	4,751	84,663
		1,869,261

Construction & Engineering - 3.3%
AECOM	1,330	126,789
API Group Corp. (a)	5,663	216,666
Arcosa, Inc.	201	21,370
Argan, Inc.	188	58,904
Bowman Consulting Group Ltd. (a)	2,662	87,899
Comfort Systems USA, Inc.	586	546,908
Construction Partners, Inc. - Class A (a)	255	27,680
Dycom Industries, Inc. (a)	373	126,037
EMCOR Group, Inc.	853	521,857
Everus Construction Group, Inc. (a)	415	35,507
Fluor Corp. (a)	1,310	51,915
Granite Construction, Inc. (b)	784	90,435
IES Holdings, Inc. (a)	661	257,142
MasTec, Inc. (a)	820	178,243
MYR Group, Inc. (a)	281	61,399
NWPX Infrastructure, Inc. (a)	724	45,243
Orion Group Holdings, Inc. (a)	2,459	24,443
Primoris Services Corp.	1,409	174,913
Sterling Infrastructure, Inc. (a)	612	187,413
Tutor Perini Corp.	2,492	167,014
Valmont Industries, Inc.	466	187,481
		3,195,258

Construction Materials - 0.0% (d)
Eagle Materials, Inc.	63	13,021
United States Lime & Minerals, Inc.	261	31,252
		44,273

Consumer Finance - 2.4%
Ally Financial, Inc.	3,457	156,567
Atlanticus Holdings Corp. (a)	2,208	147,826
Bread Financial Holdings, Inc.	1,847	136,733
Credit Acceptance Corp. (a)(b)	210	93,127
Dave, Inc. (a)	795	176,021
Enova International, Inc. (a)	1,668	262,210
FirstCash Holdings, Inc.	804	128,141
Jefferson Capital, Inc.	1,090	24,351
LendingClub Corp. (a)	1,643	31,118
Medallion Financial Corp. (b)	5,255	54,074
Nelnet, Inc. - Class A	323	42,946
OneMain Holdings, Inc.	3,551	239,870
Oportun Financial Corp. (a)	3,537	18,711
PROG Holdings, Inc.	2,422	71,425
Regional Management Corp.	2,074	80,367
SLM Corp.	6,927	187,445
SoFi Technologies, Inc. (a)	14,973	391,993
World Acceptance Corp. (a)	482	67,668
		2,310,593

Consumer Staples Distribution & Retail - 2.6%
Albertsons Cos., Inc. - Class A	8,201	140,811
Andersons, Inc.	353	18,769
BJ's Wholesale Club Holdings, Inc. (a)	2,479	223,184
Casey's General Stores, Inc.	712	393,530
Chefs' Warehouse, Inc. (a)	1,822	113,565
Grocery Outlet Holding Corp. (a)	1,810	18,281
HF Foods Group, Inc. (a)	8,352	17,957
Ingles Markets, Inc. - Class A (b)	1,233	84,522
Maplebear, Inc. (a)	3,114	140,068
Natural Grocers by Vitamin Cottage, Inc.	2,223	55,686
Performance Food Group Co. (a)	3,221	289,632
PriceSmart, Inc.	794	97,400
Sprouts Farmers Market, Inc. (a)	2,132	169,856
United Natural Foods, Inc. (a)	5,713	192,357
US Foods Holding Corp. (a)	4,562	343,610
Village Super Market, Inc. - Class A	3,130	110,786
Weis Markets, Inc.	1,084	69,474
		2,479,488

Containers & Packaging - 0.6%
AptarGroup, Inc.	437	53,297
Avery Dennison Corp.	756	137,501
Crown Holdings, Inc.	1,110	114,297
Myers Industries, Inc.	4,342	81,282
Packaging Corp. of America	889	183,338
Sealed Air Corp.	590	24,444
		594,159

Distributors - 0.2%
GigaCloud Technology, Inc. - Class A (a)	959	37,670
LKQ Corp. (b)	2,362	71,332
Pool Corp.	295	67,481
Weyco Group, Inc.	1,086	33,221
		209,704

Diversified Consumer Services - 1.4%
ADT, Inc.	8,306	67,029
Adtalem Global Education, Inc. (a)	1,419	146,824
American Public Education, Inc. (a)	3,891	147,080
Coursera, Inc. (a)	2,210	16,266
Duolingo, Inc. (a)	201	35,276
Frontdoor, Inc. (a)	2,275	131,245
Graham Holdings Co. - Class B	84	92,282
Grand Canyon Education, Inc. (a)	642	106,771
H&R Block, Inc.	2,479	108,035
Laureate Education, Inc. (a)	1,905	64,141
Lincoln Educational Services Corp. (a)	4,345	104,932
Nerdy, Inc. (a)	8,547	8,889
Perdoceo Education Corp.	4,268	125,180
Strategic Education, Inc.	221	17,724
Stride, Inc. (a)	1,671	108,498
Udemy, Inc. (a)	4,685	27,407
Universal Technical Institute, Inc. (a)	2,904	75,882
		1,383,461

Diversified Telecommunication Services - 0.4%
AST SpaceMobile, Inc. (a)(b)	315	22,878
ATN International, Inc.	871	19,859
Bandwidth, Inc. - Class A (a)	2,884	44,558
Frontier Communications Parent, Inc. (a)	1,307	49,758
GCI Liberty Inc SR Escrow (a)(c)	593	536
IDT Corp. - Class B	2,623	134,324
Liberty Global Ltd. - Class A (a)	1,389	15,474
Liberty Global Ltd. - Class C (a)	1,061	11,713
Liberty Latin America Ltd. - Class C (a)	2,377	17,732
Lumen Technologies, Inc. (a)	11,872	92,245
		409,077

Electric Utilities - 0.3%
Genie Energy Ltd. - Class B	3,064	42,222
Hawaiian Electric Industries, Inc. (a)	2,301	28,302
IDACORP, Inc.	265	33,539
OGE Energy Corp.	1,266	54,058
Oklo, Inc. (a)(b)	907	65,086
Pinnacle West Capital Corp.	730	64,751
TXNM Energy, Inc.	419	24,671
		312,629

Electrical Equipment - 1.8%
Acuity, Inc.	741	266,790
Allient, Inc.	1,899	102,071
Array Technologies, Inc. (a)(b)	2,326	21,446
Atkore, Inc.	1,123	71,030
Bloom Energy Corp. - Class A (a)	1,206	104,789
EnerSys	792	116,226
Generac Holdings, Inc. (a)	645	87,959
LSI Industries, Inc.	2,995	54,868
Nextpower, Inc. - Class A (a)	1,514	131,885
NuScale Power Corp. (a)	674	9,551
nVent Electric PLC	1,556	158,665
Powell Industries, Inc.	300	95,634
Power Solutions International, Inc. (a)	889	50,798
Preformed Line Products Co.	627	129,607
Regal Rexnord Corp.	659	92,471
Sensata Technologies Holding PLC	984	32,757
SunPower, Inc. (a)(b)	11,463	17,997
Thermon Group Holdings, Inc. (a)	1,401	52,061
Vicor Corp. (a)	849	93,050
		1,689,655

Electronic Equipment, Instruments & Components - 2.6%
Advanced Energy Industries, Inc.	365	76,420
Arlo Technologies, Inc. (a)	4,946	69,195
Arrow Electronics, Inc. (a)	553	60,930
Avnet, Inc.	1,055	50,724
Badger Meter, Inc.	333	58,078
Bel Fuse, Inc. - Class B - Class B	119	20,186
Belden, Inc.	735	85,664
Cognex Corp.	1,428	51,379
Coherent Corp. (a)	1,461	269,657
Daktronics, Inc. (a)	3,510	69,393
ePlus, Inc.	822	72,089
Evolv Technologies Holdings, Inc. (a)	3,104	22,225
Fabrinet (a)	291	132,486
Flex Ltd. (a)	3,280	198,178
Itron, Inc. (a)	491	45,594
Jabil, Inc.	1,460	332,909
Kimball Electronics, Inc. (a)	972	27,041
Knowles Corp. (a)	830	17,787
Littelfuse, Inc.	188	47,549
Mirion Technologies, Inc. (a)	1,212	28,385
Napco Security Technologies, Inc.	1,551	64,677
OSI Systems, Inc. (a)	274	69,886
PC Connection, Inc.	493	28,476
Plexus Corp. (a)	141	20,727
Richardson Electronics Ltd.	2,099	22,837
Sanmina Corp. (a)	883	132,512
ScanSource, Inc. (a)	299	11,679
TD SYNNEX Corp.	1,029	154,587
TTM Technologies, Inc. (a)	1,562	107,778
Vishay Precision Group, Inc. (a)	878	33,803
Vontier Corp.	2,798	104,030
		2,486,861

Energy Equipment & Services - 1.0%
Archrock, Inc.	776	20,192
DMC Global, Inc. (a)	3,133	20,960
Energy Services of America Corp.	1,428	11,667
Forum Energy Technologies, Inc. (a)	3,497	129,214
Innovex International, Inc. (a)	1,391	30,421
Liberty Energy, Inc.	2,531	46,722
National Energy Services Reunited Corp. (a)	1,347	21,094
NOV, Inc.	3,550	55,486
Oceaneering International, Inc. (a)	1,609	38,664
Oil States International, Inc. (a)	4,942	33,457
Patterson-UTI Energy, Inc.	6,914	42,245
ProFrac Holding Corp. - Class A (a)	5,828	22,671
ProPetro Holding Corp. (a)	4,112	39,105
Ranger Energy Services, Inc. - Class A	2,877	40,220
RPC, Inc.	3,288	17,887
TechnipFMC PLC	5,198	231,623
TETRA Technologies, Inc. (a)	8,219	77,012
Tidewater, Inc. (a)	1,033	52,177
Transocean, Ltd. (a)	5,557	22,950
Valaris Ltd. (a)	393	19,807
Weatherford International PLC	252	19,722
		993,296

Entertainment - 0.4%
CuriosityStream, Inc.	11,141	42,336
Golden Matrix Group, Inc. (a)	23,242	18,612
Liberty Live Holdings, Inc. - Class A (a)	366	29,829
Liberty Live Holdings, Inc. - Class C (a)	754	62,703
Madison Square Garden Entertainment Corp. (a)	479	25,813
Playstudios, Inc. (a)	49,732	32,400
Playtika Holding Corp.	5,451	21,532
Roku, Inc. (a)	1,681	182,372
		415,597

Financial Services - 2.9%
Affirm Holdings, Inc. (a)	1,869	139,110
Alerus Financial Corp.	611	13,760
Banco Latinoamericano de Comercio Exterior SA	2,910	129,786
Cantaloupe, Inc. (a)	3,552	37,722
Corebridge Financial, Inc.	2,866	86,467
Enact Holdings, Inc.	2,306	91,410
Equitable Holdings, Inc.	3,858	183,834
Essent Group Ltd.	2,158	140,292
Euronet Worldwide, Inc. (a)	1,146	87,222
EVERTEC, Inc.	852	24,785
Federal Agricultural Mortgage Corp. - Class C	548	96,212
Finance Of America Cos., Inc. (a)	1,388	33,603
International Money Express, Inc. (a)	2,327	35,743
Jack Henry & Associates, Inc.	973	177,553
Jackson Financial, Inc. - Class A	907	96,731
Marqeta, Inc. - Class A (a)	5,482	26,039
Merchants Bancorp	1,998	68,052
MGIC Investment Corp.	7,025	205,270
NCR Atleos Corp. (a)	1,407	53,621
NewtekOne, Inc.	4,093	46,455
NMI Holdings, Inc. - Class A (a)	2,458	100,262
Onity Group, Inc. (a)	815	37,319
Pagseguro Digital Ltd. - Class A	8,179	78,846
Paysign, Inc. (a)	6,418	33,053
PennyMac Financial Services, Inc.	756	99,671
Radian Group, Inc.	3,923	141,189
Sezzle, Inc. (a)	1,407	89,309
Shift4 Payments, Inc. - Class A (a)(b)	614	38,664
Velocity Financial, Inc. (a)	1,011	20,988
Voya Financial, Inc.	2,149	160,079
Western Union Co. (b)	9,660	89,935
WEX, Inc. (a)	580	86,408
		2,749,390

Food Products - 0.6%
Cal-Maine Foods, Inc.	1,718	136,701
Darling International, Inc. (a)	769	27,684
Flowers Foods, Inc.	2,518	27,396
Fresh Del Monte Produce, Inc.	677	24,122
Ingredion, Inc.	678	74,756
Lifeway Foods, Inc. (a)	1,395	33,801
Mama's Creations, Inc. (a)	4,689	63,255
Marzetti Co.	231	37,981
Pilgrim's Pride Corp.	564	21,990
Post Holdings, Inc. (a)	362	35,856
Seneca Foods Corp. - Class A (a)	297	32,857
Vital Farms, Inc. (a)(b)	1,263	40,340
		556,739

Gas Utilities - 0.4%
Brookfield Infrastructure Corp. - Class A	1,553	70,506
MDU Resources Group, Inc.	1,416	27,640
National Fuel Gas Co.	972	77,819
Southwest Gas Holdings, Inc.	813	65,056
Spire, Inc.	243	20,096
UGI Corp.	3,337	124,904
		386,021

Ground Transportation - 0.4%
Landstar System, Inc.	447	64,234
Lyft, Inc. - Class A (a)	7,991	154,785
Ryder System, Inc.	561	107,370
XPO, Inc. (a)	690	93,778
		420,167

Health Care Equipment & Supplies - 2.1%
Acme United Corp.	941	37,932
Alphatec Holdings, Inc. (a)	5,025	105,726
AngioDynamics, Inc. (a)	3,369	43,258
AtriCure, Inc. (a)	1,893	74,887
Avanos Medical, Inc. (a)	2,422	27,199
Axogen, Inc. (a)	1,842	60,289
Cerus Corp. (a)	16,465	33,918
CVRx, Inc. (a)	6,136	43,566
Delcath Systems, Inc. (a)	1,425	14,392
Dentsply Sirona, Inc.	852	9,738
Electromed, Inc. (a)	1,596	46,475
Embecta Corp.	3,700	43,956
Envista Holdings Corp. (a)	3,400	73,814
Glaukos Corp. (a)	96	10,839
Globus Medical, Inc. - Class A (a)	1,429	124,766
Haemonetics Corp. (a)	367	29,415
Inspire Medical Systems, Inc. (a)(b)	271	24,994
iRadimed Corp.	989	96,210
iRhythm Technologies, Inc. (a)	638	113,207
KORU Medical Systems, Inc. (a)	6,535	37,968
Lantheus Holdings, Inc. (a)	1,267	84,319
LivaNova PLC (a)	898	55,254
Masimo Corp. (a)	592	76,995
Merit Medical Systems, Inc. (a)	392	34,551
Neuronetics, Inc. (a)	9,323	12,866
NeuroPace, Inc. (a)	1,806	27,885
Omnicell, Inc. (a)	342	15,493
Orthofix Medical, Inc. (a)	2,509	38,036
Penumbra, Inc. (a)	515	160,119
Sanara Medtech, Inc. (a)	1,009	23,560
SANUWAVE Health, Inc. (a)	1,183	35,301
SI-BONE, Inc. (a)	2,675	52,751
Sight Sciences, Inc. (a)	2,691	21,340
Tactile Systems Technology, Inc. (a)	7,961	230,869
Teleflex, Inc.	111	13,546
TransMedics Group, Inc. (a)	235	28,588
Varex Imaging Corp. (a)	3,551	41,369
		2,005,391

Health Care Providers & Services - 2.5%
Addus HomeCare Corp. (a)	112	12,028
AirSculpt Technologies, Inc. (a)	15,652	30,991
Alignment Healthcare, Inc. (a)	2,819	55,675
AMN Healthcare Services, Inc. (a)	1,804	28,431
Aveanna Healthcare Holdings, Inc. (a)	4,867	39,763
BrightSpring Health Services, Inc. (a)(b)	2,043	76,510
Castle Biosciences, Inc. (a)	784	30,498
Chemed Corp.	253	108,249
Clover Health Investments Corp. (a)	4,560	10,716
Concentra Group Holdings Parent, Inc.	0	0
Cross Country Healthcare, Inc. (a)	2,857	23,142
DaVita, Inc. (a)	517	58,736
DocGo, Inc. (a)	18,533	16,268
Encompass Health Corp. (b)	1,013	107,520
Enhabit, Inc. (a)	8,100	74,682
GeneDx Holdings Corp. (a)	516	67,111
Guardant Health, Inc. (a)	1,388	141,770
Guardian Pharmacy Services, Inc. - Class A (a)	2,091	62,918
HealthEquity, Inc. (a)	786	72,005
Henry Schein, Inc. (a)	2,278	172,171
Hims & Hers Health, Inc. (a)(b)	2,956	95,981
Innovage Holding Corp. (a)	11,680	60,619
Nutex Health, Inc. (a)	850	139,927
Oncology Institute, Inc. (a)	15,839	56,387
Option Care Health, Inc. (a)	3,043	96,950
Pediatrix Medical Group, Inc. (a)	3,984	85,218
Privia Health Group, Inc. (a)	1,286	30,491
Progyny, Inc. (a)	3,556	91,318
Talkspace, Inc. (a)	20,426	74,146
Tenet Healthcare Corp. (a)	1,255	249,394
The Ensign Group, Inc.	453	78,913
Universal Health Services, Inc. - Class B	634	138,225
Viemed Healthcare, Inc. (a)	6,613	49,135
		2,435,888

Health Care Technology - 0.5%
Doximity, Inc. - Class A (a)	1,002	44,368
HealthStream, Inc.	1,459	33,659
LifeMD, Inc. (a)	16,810	57,322
OptimizeRx Corp. (a)	3,422	41,954
Phreesia, Inc. (a)	3,004	50,828
Teladoc Health, Inc. (a)	13,138	91,966
TruBridge, Inc. (a)	4,066	89,737
Waystar Holding Corp. (a)	1,156	37,859
		447,693

Hotels, Restaurants & Leisure - 1.0%
Aramark	953	35,127
Boyd Gaming Corp.	1,144	97,514
Brinker International, Inc. (a)	1,010	144,955
Inspired Entertainment, Inc. (a)	2,155	20,171
Life Time Group Holdings, Inc. (a)	543	14,433
Lindblad Expeditions Holdings, Inc. (a)	1,528	22,034
Monarch Casino & Resort, Inc.	319	30,528
Nathan's Famous, Inc.	572	53,522
Norwegian Cruise Line Holdings, Ltd. (a)	612	13,660
Papa John's International, Inc.	334	12,856
Planet Fitness, Inc. - Class A (a)	247	26,792
Rush Street Interactive, Inc. (a)	4,664	90,621
Super Group SGHC Ltd.	1,742	20,817
Target Hospitality Corp. (a)	5,572	44,632
Texas Roadhouse, Inc.	482	80,012
Travel + Leisure Co.	1,275	89,926
Wingstop, Inc.	341	81,325
Wynn Resorts Ltd.	723	86,999
		965,924

Household Durables - 1.7%
Bassett Furniture Industries, Inc.	2,598	43,542
Cavco Industries, Inc. (a)	218	128,781
Champion Homes, Inc. (a)	1,146	96,837
Cricut, Inc. - Class A	3,419	16,924
Ethan Allen Interiors, Inc.	1,296	29,601
Green Brick Partners, Inc. (a)	1,473	92,298
Hamilton Beach Brands Holding Co. - Class A	1,267	20,842
Installed Building Products, Inc. (b)	491	127,360
La-Z-Boy, Inc.	1,476	55,011
Lovesac Co. (a)(b)	1,221	18,010
M/I Homes, Inc. (a)	124	15,866
Mohawk Industries, Inc. (a)	437	47,764
SharkNinja, Inc. (a)	1,165	130,364
Somnigroup International, Inc.	2,881	257,216
Sonos, Inc. (a)	5,642	99,074
Taylor Morrison Home Corp. (a)	1,077	63,403
Toll Brothers, Inc.	1,038	140,358
TopBuild Corp. (a)	457	190,656
Tri Pointe Homes, Inc. (a)	1,856	58,408
		1,632,315

Household Products - 0.1%
Central Garden & Pet Co. - Class A (a)	882	25,746
Oil-Dri Corp. of America	1,009	49,380
WD-40 Co.	153	30,126
		105,252

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	179	19,774
Talen Energy Corp. (a)	356	133,443
		153,217

Insurance - 5.1%
American Coastal Insurance Corp.	5,520	69,718
American Financial Group, Inc.	1,417	193,676
AMERISAFE, Inc.	247	9,487
Aspen Insurance Holdings Ltd. - Class A (a)	563	20,887
Assurant, Inc.	819	197,256
Assured Guaranty, Ltd.	741	66,594
Axis Capital Holdings Ltd.	1,958	209,682
Brighthouse Financial, Inc. (a)	1,310	84,875
CNO Financial Group, Inc.	3,220	136,753
Crawford & Co. - Class A	4,679	52,639
Donegal Group, Inc. - Class A	4,816	96,224
Everest Group Ltd.	518	175,783
Fidelis Insurance Holdings Ltd.	1,685	32,975
First American Financial Corp.	1,002	61,563
Genworth Financial, Inc. - Class A (a)	7,314	66,045
Globe Life, Inc.	1,886	263,776
Hamilton Insurance Group Ltd. - Class B (a)	3,580	99,882
Hanover Insurance Group, Inc.	815	148,958
HCI Group, Inc.	617	118,273
Heritage Insurance Holdings, Inc. (a)	3,860	112,944
Hippo Holdings, Inc. (a)	1,843	55,437
Horace Mann Educators Corp.	1,478	68,254
Investors Title Co.	279	69,650
Kemper Corp.	812	32,919
Kingstone Cos., Inc.	5,188	87,314
Kinsale Capital Group, Inc.	351	137,283
Lincoln National Corp.	5,021	223,585
Mercury General Corp.	1,385	130,273
Old Republic International Corp.	5,622	256,588
Palomar Holdings, Inc. (a)	490	66,032
Primerica, Inc.	711	183,694
Reinsurance Group of America, Inc.	802	163,175
RenaissanceRe Holdings Ltd.	1,000	281,160
RLI Corp.	1,160	74,217
Root, Inc. (a)	713	51,500
Ryan Specialty Holdings, Inc.	1,572	81,162
Selective Insurance Group, Inc.	1,180	98,731
Selectquote, Inc. (a)	19,920	28,087
SiriusPoint Ltd. (a)	2,262	49,515
Skyward Specialty Insurance Group, Inc. (a)	1,004	51,314
Stewart Information Services Corp.	193	13,560
Tiptree, Inc.	2,359	43,099
United Fire Group, Inc.	2,078	75,535
Universal Insurance Holdings, Inc.	3,579	120,970
Unum Group	3,675	284,813
		4,945,857

Interactive Media & Services - 1.0%
Angi, Inc. (a)	4,692	60,668
Arena Group Holdings, Inc. (a)	10,459	41,836
Cargurus, Inc. (a)	3,265	125,213
Cars.com, Inc. (a)	5,388	65,734
EverQuote, Inc. - Class A (a)	4,993	134,811
Grindr, Inc. (a)	717	9,708
IAC, Inc. (a)	886	34,643
Match Group, Inc.	4,467	144,239
MediaAlpha, Inc. - Class A (a)	5,610	72,649
Shutterstock, Inc.	1,043	19,921
Travelzoo (a)	4,376	31,157
TripAdvisor, Inc. (a)	4,313	62,797
TrueCar, Inc. (a)	4,460	10,080
Yelp, Inc. (a)	2,865	87,067
ZoomInfo Technologies, Inc. (a)	1,676	17,045
		917,568

IT Services - 0.7%
Amdocs Ltd.	1,563	125,837
Applied Digital Corp. (a)	1,297	31,802
ASGN, Inc. (a)	519	25,000
Backblaze, Inc. - Class A (a)	8,422	39,247
Commerce.com, Inc. (a)	9,180	37,822
Crexendo, Inc. (a)	8,184	52,951
DigitalOcean Holdings, Inc. (a)	444	21,365
DXC Technology Co. (a)	1,388	20,334
EPAM Systems, Inc. (a)	281	57,571
Information Services Group, Inc.	24,448	141,309
Kyndryl Holdings, Inc. (a)	3,657	97,130
The Hackett Group, Inc.	815	15,999
VTEX - Class A (a)	5,239	19,699
		686,066

Leisure Products - 0.9%
Acushnet Holdings Corp.	883	70,481
American Outdoor Brands, Inc. (a)	1,191	9,206
Brunswick Corp.	691	51,300
Escalade, Inc.	1,361	18,360
Hasbro, Inc.	1,646	134,972
JAKKS Pacific, Inc.	2,578	43,517
Johnson Outdoors, Inc. - Class A	1,156	49,072
Latham Group, Inc. (a)	5,162	32,779
Mattel, Inc. (a)	7,935	157,430
Peloton Interactive, Inc. - Class A (a)	12,983	79,975
Polaris, Inc.	668	42,251
Sturm Ruger & Co., Inc.	616	20,112
Topgolf Callaway Brands Corp. (a)	1,668	19,466
YETI Holdings, Inc. (a)	2,323	102,607
		831,528

Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. - Class A (a)	5,201	84,828
Adaptive Biotechnologies Corp. (a)	3,347	54,355
Avantor, Inc. (a)	3,925	44,981
Bio-Rad Laboratories, Inc. - Class A (a)	90	27,269
Bio-Techne Corp.	1,501	88,274
Bruker Corp.	456	21,482
Charles River Laboratories International, Inc. (a)	514	102,533
Medpace Holdings, Inc. (a)	392	220,167
Mesa Laboratories, Inc.	753	59,110
Niagen Bioscience, Inc. (a)	14,453	91,921
QIAGEN NV	2,287	102,846
Repligen Corp. (a)	124	20,319
		918,085

Machinery - 4.0%
AGCO Corp.	922	96,183
Alamo Group, Inc.	132	22,159
Allison Transmission Holdings, Inc.	1,222	119,634
Astec Industries, Inc.	1,640	71,045
Atmus Filtration Technologies, Inc.	1,450	75,269
Blue Bird Corp. (a)	1,362	64,014
Chart Industries, Inc. (a)	404	83,317
Crane Co.	734	135,372
Donaldson Co., Inc.	1,906	168,986
Energy Recovery, Inc. (a)	2,267	30,582
Enerpac Tool Group Corp.	370	14,149
Enpro, Inc.	178	38,115
Esab Corp.	683	76,305
ESCO Technologies, Inc.	141	27,550
Federal Signal Corp.	846	91,867
Flowserve Corp.	1,532	106,290
Franklin Electric Co., Inc.	366	34,964
Gates Industrial Corp. PLC (a)	4,241	91,054
Graco, Inc.	1,860	152,464
Hyster-Yale Materials Handling, Inc.	753	22,372
ITT, Inc.	984	170,734
JBT Marel Corp.	152	22,902
Kadant, Inc.	109	31,067
Kennametal, Inc.	916	26,024
L B Foster Co. - Class A (a)	2,095	56,460
Lincoln Electric Holdings, Inc.	793	190,035
Manitowoc Co., Inc. (a)	2,042	24,484
Microvast Holdings, Inc. (a)	8,254	23,111
Middleby Corp. (a)	382	56,792
Mueller Industries, Inc.	2,399	275,405
Mueller Water Products, Inc. - Class A	1,790	42,638
Nordson Corp.	352	84,631
Oshkosh Corp.	648	81,408
Pentair PLC	1,667	173,601
Proto Labs, Inc. (a)	1,342	67,892
RBC Bearings, Inc. (a)	198	88,789
REV Group, Inc.	1,977	120,221
Snap-on, Inc.	802	276,369
SPX Technologies, Inc. (a)	515	103,031
Stanley Black & Decker, Inc.	443	32,906
Tennant Co.	316	23,289
Terex Corp.	937	50,017
Timken Co.	645	54,264
Toro Co.	1,311	103,202
Watts Water Technologies, Inc. - Class A	568	156,779
		3,857,742

Marine Transportation - 0.1%
Costamare, Inc.	1,281	20,227
Kirby Corp. (a)	328	36,139
Matson, Inc.	289	35,706
		92,072

Media - 1.1%
AMC Networks, Inc. - Class A (a)	2,001	19,050
DoubleVerify Holdings, Inc. (a)	866	9,907
EchoStar Corp. - Class A (a)(b)	606	65,872
EW Scripps Co. - Class A (a)	10,087	40,247
Gambling.com Group Ltd. (a)	4,113	22,457
Gray Media, Inc.	4,214	20,396
Ibotta, Inc. - Class A (a)	2,093	47,574
iHeartMedia, Inc. - Class A (a)	4,553	18,940
John Wiley & Sons, Inc. - Class A	316	9,679
New York Times Co. - Class A	2,751	190,974
News Corp. - Class A	4,865	127,074
News Corp. - Class B	1,945	57,630
Nexstar Media Group, Inc.	591	120,003
Nexxen International Ltd. (a)(b)	5,465	35,741
Scholastic Corp.	2,448	72,534
Sinclair, Inc.	1,227	18,773
TEGNA, Inc.	2,603	50,524
Thryv Holdings, Inc. (a)	6,752	40,850
USA TODAY Co., Inc. (a)	12,104	62,336
		1,030,561

Metals & Mining - 1.1%
Alcoa Corp.	1,662	88,319
Caledonia Mining Corp. PLC	1,623	42,474
Coeur Mining, Inc. (a)(b)	4,191	74,725
Commercial Metals Co.	1,405	97,254
Compass Minerals International, Inc. (a)	1,028	20,190
Hecla Mining Co.	1,566	30,052
Olympic Steel, Inc.	2,390	102,256
Reliance, Inc.	893	257,961
Royal Gold, Inc.	515	114,479
Ryerson Holding Corp.	4,489	112,943
SSR Mining, Inc. (a)	2,252	49,364
Tredegar Corp. (a)	5,301	38,061
United States Antimony Corp. (a)	4,292	21,546
		1,049,624

Multi-Utilities - 0.2%
NiSource, Inc.	4,521	188,797

Oil, Gas & Consumable Fuels - 1.4%
Antero Midstream Corp.	2,141	38,088
Antero Resources Corp. (a)	2,513	86,598
APA Corp.	7,348	179,732
California Resources Corp.	1,421	63,533
Civitas Resources, Inc.	999	27,063
CNX Resources Corp. (a)	1,584	58,244
CVR Energy, Inc. (a)	662	16,841
Diversified Energy Co.	1,414	20,475
DT Midstream, Inc.	734	87,845
Expand Energy Corp.	0	0
Gulfport Energy Corp. (a)	152	31,615
HF Sinclair Corp.	1,793	82,621
Magnolia Oil & Gas Corp. - Class A	3,574	78,235
Matador Resources Co.	1,362	57,803
Murphy Oil Corp.	976	30,500
Ovintiv, Inc.	3,413	133,756
Par Pacific Holdings, Inc. (a)	703	24,703
Permian Resources Corp.	4,483	62,897
PrimeEnergy Resources Corp. (a)	448	76,608
Range Resources Corp.	1,900	66,994
Scorpio Tankers, Inc.	376	19,112
Talos Energy, Inc. (a)	1,748	19,263
Teekay Corp. Ltd.	8,815	79,599
World Kinect Corp.	611	14,316
		1,356,441

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	655	52,898
Resolute Forest Products (a)(c)	2,770	3,933
		56,831

Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	208	10,462
American Airlines Group, Inc. (a)	5,511	84,484
Joby Aviation, Inc. (a)	2,555	33,726
SkyWest, Inc. (a)	621	62,355
		191,027

Personal Care Products - 0.8%
Beauty Health Co. (a)	37,412	52,003
BellRing Brands, Inc. (a)	2,183	58,352
Coty, Inc. - Class A (a)	3,902	12,018
elf Beauty, Inc. (a)	998	75,888
Herbalife Ltd. (a)	8,442	108,817
Honest Co., Inc. (a)	7,953	20,519
Interparfums, Inc.	281	23,837
Lifevantage Corp.	7,493	46,157
Medifast, Inc. (a)	2,945	31,453
Nature's Sunshine Products, Inc. (a)	6,599	142,406
Nu Skin Enterprises, Inc. - Class A	11,233	108,061
USANA Health Sciences, Inc. (a)	2,114	41,498
Waldencast PLC (a)	17,838	33,535
		754,544

Pharmaceuticals - 2.6%
Amneal Pharmaceuticals, Inc. (a)	16,980	213,948
ANI Pharmaceuticals, Inc. (a)	1,151	90,860
Avadel Pharmaceuticals PLC (a)	1,741	37,519
Axsome Therapeutics, Inc. (a)	708	129,309
Collegium Pharmaceutical, Inc. (a)	3,200	148,160
Corcept Therapeutics, Inc. (a)	2,598	90,410
CorMedix, Inc. (a)(b)	5,184	60,290
Elanco Animal Health, Inc. (a)(b)	7,278	164,701
Esperion Therapeutics, Inc. (a)(b)	12,159	44,988
Eton Pharmaceuticals, Inc. (a)	3,322	56,175
Evolus, Inc. (a)	3,267	21,726
Harmony Biosciences Holdings, Inc. (a)	4,054	151,701
Harrow, Inc. (a)	1,091	53,459
Innoviva, Inc. (a)	4,517	90,295
Jazz Pharmaceuticals PLC (a)	1,531	260,270
Liquidia Corp. (a)	573	19,763
Organon & Co.	5,926	42,489
Pacira BioSciences, Inc. (a)	6,078	157,299
Phathom Pharmaceuticals, Inc. (a)	1,275	21,152
Phibro Animal Health Corp. - Class A	2,878	107,522
Prestige Consumer Healthcare, Inc. (a)	245	15,114
SIGA Technologies, Inc.	16,095	98,341
Supernus Pharmaceuticals, Inc. (a)	3,860	191,842
Tarsus Pharmaceuticals, Inc. (a)	1,072	87,775
Viatris, Inc.	11,158	138,917
		2,494,025

Professional Services - 2.0%
Amentum Holdings, Inc. (a)	680	19,720
Barrett Business Services, Inc.	264	9,559
CACI International, Inc. - Class A (a)	395	210,460
Concentrix Corp.	1,194	49,646
CRA International, Inc.	120	24,083
CSG Systems International, Inc.	1,946	149,239
ExlService Holdings, Inc. (a)	2,017	85,601
Forrester Research, Inc. (a)	2,715	22,046
Franklin Covey Co. (a)	1,942	32,587
FTI Consulting, Inc. (a)	216	36,899
Genpact, Ltd.	3,392	158,678
Huron Consulting Group, Inc. (a)	632	109,279
IBEX Holdings Ltd. (a)	3,989	152,300
ICF International, Inc.	193	16,463
Innodata, Inc. (a)	2,743	139,756
Kelly Services, Inc. - Class A	1,821	16,025
Kforce, Inc.	1,005	31,075
Korn Ferry	167	11,025
Legalzoom.com, Inc. (a)	7,420	73,681
Maximus, Inc.	704	60,769
Mistras Group, Inc. (a)	6,678	84,477
Parsons Corp. (a)	461	28,490
RCM Technologies, Inc. (a)	1,986	40,604
Resources Connection, Inc.	1,925	9,702
Robert Half, Inc.	1,261	34,249
Science Applications International Corp.	309	31,104
Skillsoft Corp. (a)	4,770	44,361
Spire Global, Inc. (a)	5,264	39,480
Upwork, Inc. (a)	4,475	88,694
Willdan Group, Inc. (a)	1,198	124,185
		1,934,237

Real Estate Management & Development - 0.8%
Anywhere Real Estate, Inc. (a)	1,367	19,357
Compass, Inc. - Class A (a)	15,545	164,311
Cushman & Wakefield Ltd. (a)	5,126	82,990
Douglas Elliman, Inc. (a)	28,822	68,308
eXp World Holdings, Inc.	9,539	86,328
Jones Lang LaSalle, Inc. (a)	552	185,731
Real Brokerage, Inc. (a)	16,281	59,426
Zillow Group, Inc. - Class A (a)	428	29,202
Zillow Group, Inc. - Class C (a)	1,555	106,082
		801,735

Semiconductors & Semiconductor Equipment - 1.9%
Allegro MicroSystems, Inc. (a)	1,418	37,407
Ambarella, Inc. (a)	278	19,694
Astera Labs, Inc. (a)	1,368	227,580
Axcelis Technologies, Inc. (a)	635	51,016
Cirrus Logic, Inc. (a)	1,289	152,746
Credo Technology Group Holding Ltd. (a)	1,788	257,275
Impinj, Inc. (a)(b)	380	66,124
Lattice Semiconductor Corp. (a)	2,020	148,632
MACOM Technology Solutions Holdings, Inc. (a)	560	95,917
MKS, Inc.	705	112,659
Onto Innovation, Inc. (a)	234	36,939
Penguin Solutions, Inc. (a)	2,459	48,098
Photronics, Inc. (a)	843	26,976
Qorvo, Inc. (a)	1,322	111,722
Rambus, Inc. (a)	1,916	176,061
Semtech Corp. (a)	1,508	111,125
Silicon Laboratories, Inc. (a)	272	35,550
SiTime Corp. (a)	55	19,425
Skyworks Solutions, Inc.	1,109	70,322
Universal Display Corp.	84	9,810
		1,815,078

Software - 4.6%
8x8, Inc. (a)	48,280	95,112
A10 Networks, Inc.	4,206	74,404
ACI Worldwide, Inc. (a)	1,113	53,213
Adeia, Inc.	1,415	24,409
Agilysys, Inc. (a)	360	42,782
Airship AI Holdings, Inc. (a)	5,189	14,996
Appfolio, Inc. - Class A (a)	450	104,693
Appian Corp. - Class A (a)	1,084	38,395
Arteris, Inc. (a)	2,607	40,409
Asana, Inc. - Class A (a)	1,752	24,020
AudioEye, Inc. (a)	1,061	10,599
AvePoint, Inc. (a)	2,180	30,280
Bentley Systems, Inc. - Class B	760	29,005
Bitdeer Technologies Group (a)	2,497	27,991
BlackLine, Inc. (a)	172	9,510
Box, Inc. - Class A (a)	2,356	70,468
Cerence, Inc. (a)	4,798	51,291
Chaince Digital Holdings, Inc. (a)	3,530	17,544
Cleanspark, Inc. (a)	3,205	32,435
Clear Secure, Inc. - Class A	1,315	46,130
CommVault Systems, Inc. (a)	808	101,291
Confluent, Inc. - Class A (a)(b)	3,066	92,716
Consensus Cloud Solutions, Inc. (a)	3,667	80,014
Digital Turbine, Inc. (a)	6,082	30,410
Dolby Laboratories, Inc. - Class A	387	24,853
Domo, Inc. - Class B (a)	7,749	65,324
Dropbox, Inc. - Class A (a)	6,363	176,891
Dynatrace, Inc. (a)	2,917	126,423
eGain Corp. (a)	8,582	88,309
Elastic NV (a)	890	67,142
Five9, Inc. (a)	749	15,017
Freshworks, Inc. - Class A (a)	957	11,723
Gen Digital, Inc.	5,190	141,116
Gitlab, Inc. - Class A (a)	999	37,492
Guidewire Software, Inc. (a)	687	138,094
InterDigital, Inc.	396	126,079
Life360, Inc. (a)	768	49,260
LiveRamp Holdings, Inc. (a)	2,307	67,757
Manhattan Associates, Inc. (a)	875	151,646
Mitek Systems, Inc. (a)	2,997	31,618
Nutanix, Inc. - Class A (a)	3,706	191,563
OneSpan, Inc.	4,161	53,427
Ooma, Inc. (a)(b)	6,218	72,937
Pagaya Technologies Ltd. - Class A (a)	5,311	111,000
Pegasystems, Inc.	2,536	151,450
Porch Group, Inc. (a)	3,548	32,393
Procore Technologies, Inc. (a)	1,348	98,054
Q2 Holdings, Inc. (a)	163	11,762
Qualys, Inc. (a)	377	50,103
Red Violet, Inc.	1,795	102,225
Rimini Street, Inc. (a)	13,767	53,416
RingCentral, Inc. - Class A (a)	3,146	90,857
Rubrik, Inc. - Class A (a)	1,016	77,704
SEMrush Holdings, Inc. - Class A (a)	2,303	27,383
SentinelOne, Inc. - Class A (a)	841	12,615
SoundThinking, Inc. (a)	2,710	21,761
Sprinklr, Inc. - Class A (a)	3,585	27,891
Sprout Social, Inc. - Class A (a)	953	10,740
SPS Commerce, Inc. (a)	139	12,389
Synchronoss Technologies, Inc. (a)	4,335	37,108
Teradata Corp. (a)	2,943	89,585
Terawulf, Inc. (a)	4,205	48,315
UiPath, Inc. - Class A (a)	4,383	71,837
Unity Software, Inc. (a)	3,894	171,998
Varonis Systems, Inc. (a)	766	25,125
WM Technology, Inc. (a)	67,922	56,042
Workiva, Inc. (a)	430	37,088
Yext, Inc. (a)	11,743	94,649
Zeta Global Holdings Corp. - Class A (a)	5,724	116,483
		4,418,761

Specialty Retail - 4.2%
Abercrombie & Fitch Co. - Class A (a)	1,102	138,709
Academy Sports & Outdoors, Inc.	1,616	80,735
American Eagle Outfitters, Inc.	3,440	90,713
Arhaus, Inc. (a)	1,698	19,035
Asbury Automotive Group, Inc. (a)	259	60,225
AutoNation, Inc. (a)	497	102,621
Bath & Body Works, Inc.	4,092	82,167
Boot Barn Holdings, Inc. (a)	557	98,294
Build-A-Bear Workshop, Inc. (b)	2,243	137,429
Caleres, Inc.	1,279	15,565
Citi Trends, Inc. (a)	1,948	80,959
Designer Brands, Inc. - Class A	14,328	106,457
Dick's Sporting Goods, Inc.	831	164,513
Envela Corp. (a)	4,880	65,294
EVgo, Inc. (a)	9,091	26,455
Five Below, Inc. (a)	769	144,849
Floor & Decor Holdings, Inc. - Class A (a)	717	43,658
GameStop Corp. - Class A (a)	1,284	25,783
Gap, Inc.	6,688	171,213
Genesco, Inc. (a)	3,248	80,453
Group 1 Automotive, Inc.	376	147,881
Haverty Furniture Cos., Inc.	2,527	59,031
J Jill, Inc.	1,770	24,284
Lands' End, Inc. (a)	4,663	67,707
Lithia Motors, Inc.	206	68,460
Murphy USA, Inc.	307	123,881
National Vision Holdings, Inc. (a)	4,579	118,230
Outdoor Holding Co. (a)	12,355	21,127
Penske Automotive Group, Inc.	359	56,826
Petco Health & Wellness Co., Inc. (a)	12,220	34,338
RealReal, Inc. (a)	10,818	170,708
Revolve Group, Inc. (a)	1,826	55,127
Sally Beauty Holdings, Inc. (a)	7,109	101,374
Signet Jewelers Ltd.	1,804	149,516
Sleep Number Corp. (a)	1,152	9,746
Sonic Automotive, Inc. - Class A	1,394	86,233
Stitch Fix, Inc. - Class A (a)	19,542	102,595
The Buckle, Inc.	1,292	69,019
ThredUp, Inc. - Class A (a)	4,585	29,298
Tile Shop Holdings, Inc. (a)	4,272	15,037
Upbound Group, Inc.	2,323	40,792
Urban Outfitters, Inc. (a)	2,126	160,003
Victoria's Secret & Co. (a)	3,561	192,899
Warby Parker, Inc. - Class A (a)	3,222	70,207
Wayfair, Inc. - Class A (a)	1,990	199,816
Winmark Corp.	145	58,716
Zumiez, Inc. (a)	2,266	59,029
		4,027,007

Technology Hardware, Storage & Peripherals - 0.9%
CompoSecure, Inc. (a)	1,365	26,317
Corsair Gaming, Inc. (a)	7,653	45,459
CPI Card Group, Inc. (a)	2,545	37,361
Diebold Nixdorf, Inc. (a)	1,300	88,257
IonQ, Inc. (a)(b)	1,117	50,120
Pure Storage, Inc. - Class A (a)	4,873	326,540
Sandisk Corp. (a)	1,014	240,703
Turtle Beach Corp. (a)	5,909	82,903
		897,660

Textiles, Apparel & Luxury Goods - 1.9%
Amer Sports, Inc. (a)	1,798	67,155
Birkenstock Holding PLC (a)	451	18,446
Capri Holdings Ltd. (a)	2,967	72,395
Carter's, Inc.	756	24,517
Columbia Sportswear Co.	565	31,126
Crocs, Inc. (a)	1,349	115,367
Ermenegildo Zegna NV	3,796	38,909
Figs, Inc. - Class A (a)	11,011	125,085
G-III Apparel Group, Ltd.	2,720	78,771
Kontoor Brands, Inc. (b)	1,479	90,352
Movado Group, Inc.	897	18,496
PVH Corp.	1,411	94,565
Ralph Lauren Corp.	914	323,200
Rocky Brands, Inc.	1,696	49,744
Steven Madden, Ltd.	1,421	59,170
Superior Group of Cos., Inc.	1,142	11,055
Tapestry, Inc.	4,057	518,363
VF Corp.	3,688	66,679
Wolverine World Wide, Inc.	3,002	54,486
		1,857,881

Tobacco - 0.1%
Turning Point Brands, Inc.	749	81,192

Trading Companies & Distributors - 2.1%
Air Lease Corp.	232	14,901
Applied Industrial Technologies, Inc.	776	199,253
Boise Cascade Co.	188	13,837
Core & Main, Inc. - Class A (a)	3,082	160,172
DNOW, Inc. (a)	8,945	118,521
DXP Enterprises, Inc. (a)	1,525	167,430
EVI Industries, Inc.	2,313	56,992
FTAI Aviation Ltd.	1,244	244,881
Global Industrial Co.	1,307	38,191
Herc Holdings, Inc.	0	0	(e)
Hudson Technologies, Inc. (a)	5,468	37,456
Karat Packaging, Inc.	2,256	50,918
MSC Industrial Direct Co., Inc. - Class A	1,376	115,722
QXO, Inc. (a)	937	18,075
Rush Enterprises, Inc. - Class A	2,191	118,183
Rush Enterprises, Inc. - Class B	1,563	87,934
SiteOne Landscape Supply, Inc. (a)	941	117,211
Titan Machinery, Inc. (a)	2,351	35,359
Watsco, Inc.	397	133,769
WESCO International, Inc.	984	240,726
Xometry, Inc. - Class A (a)	1,179	70,115
		2,039,646

Water Utilities - 0.1%
Consolidated Water Co. Ltd.	1,475	52,053
Essential Utilities, Inc.	874	33,526
		85,579

Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA	2,294	127,179
Spok Holdings, Inc.	726	9,576
Telephone and Data Systems, Inc.	2,078	85,198
		221,953
TOTAL COMMON STOCKS (Cost $56,512,041)		90,771,038

INVESTMENT COMPANIES - 2.7%	Shares	Value
International Equity Funds - 2.7%
Vanguard Extended Market ETF (b)	12,316	2,575,522
TOTAL INVESTMENT COMPANIES (Cost $1,559,056)		2,575,522

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.2%	Shares	Value
Real Estate Investment Trusts - 2.2%
ACRES Commercial Realty Corp. (a)	1,578	33,675
Adamas Trust, Inc.	4,450	32,485
AGNC Investment Corp. (b)	11,068	118,649
Agree Realty Corp.	293	21,105
American Healthcare REIT, Inc.	1,089	51,248
American Homes 4 Rent - Class A	1,025	32,903
Angel Oak Mortgage REIT, Inc.	2,789	24,013
Annaly Capital Management, Inc. (b)	8,256	184,604
Apollo Commercial Real Estate Finance, Inc.	1,924	18,624
Arbor Realty Trust, Inc.	1,574	12,214
Brixmor Property Group, Inc.	1,917	50,264
BXP, Inc.	1,254	84,620
Camden Property Trust	664	73,093
CareTrust REIT, Inc.	837	30,266
CBL & Associates Properties, Inc.	1,596	59,052
City Office REIT, Inc.	3,081	21,536
CoreCivic, Inc. (a)	500	9,555
Cousins Properties, Inc.	663	17,092
DiamondRock Hospitality Co.	1,268	11,361
Diversified Healthcare Trust	8,836	42,855
Dynex Capital, Inc.	1,835	25,708
EastGroup Properties, Inc.	107	19,061
Ellington Financial, Inc.	4,875	66,203
EPR Properties	650	32,435
Equity LifeStyle Properties, Inc.	423	25,638
First Industrial Realty Trust, Inc.	333	19,071
Gaming and Leisure Properties, Inc.	1,213	54,209
Host Hotels & Resorts, Inc.	6,383	113,171
Industrial Logistics Properties Trust	3,550	19,667
Invesco Mortgage Capital, Inc. (b)	3,614	30,394
JBG SMITH Properties	582	9,900
Kilroy Realty Corp.	1,444	53,962
Kimco Realty Corp.	3,920	79,458
Lamar Advertising Co. - Class A	614	77,720
MFA Financial, Inc.	1,252	11,656
Nexpoint Real Estate Finance, Inc.	4,926	69,358
Omega Healthcare Investors, Inc.	1,739	77,107
PennyMac Mortgage Investment Trust	2,470	30,999
Piedmont Realty Trust, Inc. - Class A	3,350	27,939
Regency Centers Corp.	1,041	71,860
Rithm Capital Corp.	14,319	156,077
Sabra Health Care REIT, Inc.	864	16,364
STAG Industrial, Inc.	520	19,115
Starwood Property Trust, Inc.	2,191	39,460
TPG Mortgage Investment Trust, Inc.	2,243	19,110
TPG RE Finance Trust, Inc.	2,146	18,477
Vornado Realty Trust (b)	1,817	60,470
Xenia Hotels & Resorts, Inc.	761	10,761
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,994,006)		2,184,564

RIGHTS - 0.0% (d)	Shares	Value
Consumer Staples Distribution & Retail - 0.0% (d)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	2,645	1,402

Media - 0.0%(d)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19 (a)(c)	7,945	14,301

Pharmaceuticals - 0.0%(d)
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00 (a)(c)	237	109
TOTAL RIGHTS (Cost $5,567)		15,812

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (f)	3,081,939	3,081,939
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,081,939)		3,081,939

MONEY MARKET FUNDS - 0.9%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (f)	843,230	843,230
TOTAL MONEY MARKET FUNDS (Cost $843,230)		843,230

TOTAL INVESTMENTS - 103.2% (Cost $63,995,839)		99,472,105
Liabilities in Excess of Other Assets - (3.2)%		(3,084,049)
TOTAL NET ASSETS - 100.0%		$96,388,056

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $2,980,074.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $20,281 or 0.0% of net assets as of December 31, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.